Properties (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Properties	$ 44,617	$ 43,537
Unamortized government assistance	1,736	1,721
Government assistance, amortization	66	63
Purchase And Self Construction Properties [Member]
Government Assistance [Line Items]
Amount of government assistance received	$ 90	$ 70